24. Net Loss Per Share of Common Stock (Details - Basic and Diluted) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator:
Net loss including noncontrolling interests	$ (90,959)	$ (220,968)	$ (185,080)
Denominator:
Basic weighted-average common shares	6,826,663	6,415,616	6,120,471
Diluted weighted-average common shares	6,826,633	6,415,616	6,120,471
Basic net loss per share (in USD/Share)	$ (13)	$ (34)	$ (30)
Diluted net loss per share (USD/Shares)	$ (13)	$ (34)	$ (30)